Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Assets and Liabilities

The major classes of assets and liabilities of the entities classified as discontinued operations were as follows:

	September 30,	December 31,
	2021	2020
	(in thousands)
Major classes of assets
Cash and cash equivalents	$—	$14
Deferred course expenses	—	806
Discontinued operations-current assets	—	820
Other assets	33	34
Total major classes of assets - discontinued operations	$33	$854
Major classes of liabilities
Accounts payable	$3,627	$3,698
Accrued course expenses	585	593
Other accrued expenses	437	1,582
Deferred revenue	5,160	5,413
Total major classes of liabilities - discontinued operations	$9,809	$11,286

The major classes of assets and liabilities of Legacy UK were as follows:

	December 31,	December 31,
(in thousands)	2020	2019
Major classes of liabilities
Accounts payable	$2,608	$3,408
Accrued course expenses	593	472
Other accrued expenses	539	619
Total major classes of liabilities - discontinued operations	$3,740	$4,499

Schedule of Discontinued Operations Income Statement

The financial results of the discontinued operations are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in thousands)
Revenue	$—	$1,742	$40	$5,522
Total operating costs and expenses	—	764	907	2,436
(Loss) income from discontinued operations	—	978	(867)	3,086
Other expense, net	—	3	(80)	4
Income tax benefit (expense)	—	(248)	1,118	(248)
Net income from discontinued operations	$—	$733	$171	$2,842

The financial results of the discontinued operations are as follows:

	Years Ended December 31,
(in thousands)	2020	2019
Revenue	$—	$14,315
Total operating costs and expenses	—	15,647
Loss from discontinued operations	—	(1,332)
Interest income (expense)	—	(359)
Other expense, net	—	8,300
Net loss from discontinued operations	$—	$6,609